Asset Retirement Obligations	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Asset Retirement Obligations

Note 3 – Asset Retirement Obligations

Asset retirement obligations represent the estimated present value of the amount to plug, abandon, and remediate producing properties at the end of their productive lives in accordance with applicable laws. The following table summarizes the Company’s asset retirement obligation transactions for the periods ending September 30, 2024 and 2023:

	2024	2023

Asset retirement obligations, beginning of year	$1,347,493	$1,167,701

Accretion of discount	50,284	43,456

Asset retirement obligation, end of year	$1,397,777	$1,211,157